FEDERATED INTERNATIONAL EQUITY FUND

(A Portfolio of International Series, Inc.)
Class A Shares
Class B Shares
Class C Shares

FEDERATED INTERNATIONAL EQUITY FUND II

(A Portfolio of Federated Insurance Series)

FEDERATED WORLD UTILITY FUND
(A Portfolio of World Investment Series, Inc.)

Class A Shares
Class B Shares
Class C Shares
Class F Shares

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED JANUARY 31, 1996, APRIL 22, 1996, AND JANUARY 31, 1996, RESPECTIVELY

In the section entitled `Determining Net Asset Value,'' within the sub-section entitled ``Determining Market Value of Securities,'' please delete the text next to the second bullet-point and replace it with the following:

     `according to the mean between the last closing bid and asked prices, if no sale on the recognized exchange is reported or if the security is traded over-the-counter;''

November 13, 1996


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.

Cusip 46031P308
Cusip 46031P605
Cusip 46031P407
Cusip 313916603
Cusip 981487101
Cusip 981487309
Cusip 981487408
Cusip 981487200
014477 (11/96)